Segment reporting (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SEGMENT REPORTING
Total revenue	R 172,194	R 127,392	R 72,925
Cost of sales, before amortisation and depreciation	(101,013)	(75,776)	(56,100)
Net other cash costs	(2,575)	(2,231)	(1,869)
Adjusted EBITDA	68,606	49,385	14,956
Amortisation and depreciation	(8,293)	(7,593)	(7,214)
Interest income	1,202	1,065	560
Finance expense	(2,496)	(3,152)	(3,303)
Total share-based payment expense	(383)	(512)	(363)
Net other	(2,832)	(393)	(4,926)
Non-underlying items	(5,529)	(1,550)	(566)
Royalties and carbon tax	(2,718)	(1,770)	(444)
Profit before tax	47,557	35,480	(1,300)
Current taxation	(13,506)	(5,374)	(1,849)
Deferred taxation	(255)	516	3,582
Profit for the year	33,796	30,622	433
Attributable to:
Owners of Sibanye-Stillwater	33,054	29,312	62
Non-controlling interests (NCI)	742	1,310	371
Sustaining capital expenditure	(4,119)	(2,817)	(2,039)
Ore reserve development	(5,535)	(4,150)	(3,402)
Growth projects	(3,086)	(2,649)	(2,265)
Total capital expenditure	(12,740)	(9,616)	(7,706)
Repayment of lease liabilities	142	148	132
Underground
SEGMENT REPORTING
Total revenue	120,403	91,369	51,528
Cost of sales, before amortisation and depreciation	(54,989)	(45,502)	(36,520)
Surface
SEGMENT REPORTING
Total revenue	11,081	10,727	6,876
Cost of sales, before amortisation and depreciation	(6,804)	(5,856)	(5,612)
Recycling
SEGMENT REPORTING
Total revenue	40,710	25,296	14,521
Cost of sales, before amortisation and depreciation	(39,220)	(24,418)	(13,968)
Driefontein
Attributable to:
Impairment	212
Kloof
Attributable to:
Impairment	3,642
Beatrix
Attributable to:
Impairment	1,293
Southern Africa
SEGMENT REPORTING
Total revenue	113,512	82,781	46,223
Operating segments | US Region/ Stillwater | US PGM operations
SEGMENT REPORTING
Total revenue	59,053	45,154	26,864
Cost of sales, before amortisation and depreciation	(46,787)	(32,004)	(19,569)
Net other cash costs	(10)	(67)	(4)
Adjusted EBITDA	12,256	13,083	7,291
Amortisation and depreciation	(2,601)	(2,727)	(2,286)
Interest income	382	279	145
Finance expense	(954)	(1,057)	(921)
Total share-based payment expense	(73)	(80)	(53)
Net other	238	31	8
Non-underlying items	(278)	(93)	(74)
Royalties and carbon tax	0	0	0
Profit before tax	8,970	9,436	4,110
Current taxation	(1,422)	(976)	(481)
Deferred taxation	(89)	(682)	1,436
Profit for the year	7,459	7,778	5,065
Attributable to:
Owners of Sibanye-Stillwater	7,459	7,778	5,065
Non-controlling interests (NCI)	0	0	0
Sustaining capital expenditure	(796)	(798)	(322)
Ore reserve development	(1,354)	(1,239)	(1,036)
Growth projects	(2,411)	(2,385)	(2,035)
Total capital expenditure	(4,561)	(4,422)	(3,393)
Operating segments | US Region/ Stillwater | US PGM operations | Underground
SEGMENT REPORTING
Total revenue	18,343	19,858	12,343
Cost of sales, before amortisation and depreciation	(7,567)	(7,586)	(5,601)
Operating segments | US Region/ Stillwater | US PGM operations | Surface
SEGMENT REPORTING
Total revenue	0	0	0
Cost of sales, before amortisation and depreciation	0	0	0
Operating segments | US Region/ Stillwater | US PGM operations | Recycling
SEGMENT REPORTING
Total revenue	40,710	25,296	14,521
Cost of sales, before amortisation and depreciation	(39,220)	(24,418)	(13,968)
Operating segments | US Region/ Stillwater | Underground
SEGMENT REPORTING
Total revenue	18,343	19,858	12,343
Cost of sales, before amortisation and depreciation	(7,567)	(7,586)	(5,601)
Net other cash costs	(10)	(67)	(4)
Adjusted EBITDA	10,766	12,205	6,738
Amortisation and depreciation	(2,598)	(2,722)	(2,286)
Interest income	10	1	145
Finance expense	(897)	(960)	(921)
Total share-based payment expense	(73)	(80)	(53)
Net other	238	31	8
Non-underlying items	(278)	(93)	(74)
Royalties and carbon tax	0	0	0
Profit before tax	7,168	8,382	3,557
Attributable to:
Sustaining capital expenditure	(791)	(795)	(322)
Ore reserve development	(1,354)	(1,239)	(1,036)
Growth projects	(2,411)	(2,385)	(2,035)
Total capital expenditure	(4,556)	(4,419)	(3,393)
Operating segments | US Region/ Stillwater | Underground | Underground
SEGMENT REPORTING
Total revenue	18,343	19,858	12,343
Cost of sales, before amortisation and depreciation	(7,567)	(7,586)	(5,601)
Operating segments | US Region/ Stillwater | Underground | Surface
SEGMENT REPORTING
Total revenue	0	0	0
Cost of sales, before amortisation and depreciation	0	0	0
Operating segments | US Region/ Stillwater | Underground | Recycling
SEGMENT REPORTING
Total revenue	0	0	0
Cost of sales, before amortisation and depreciation	0	0	0
Operating segments | US Region/ Stillwater | Recycling
SEGMENT REPORTING
Total revenue	40,710	25,296	14,521
Cost of sales, before amortisation and depreciation	(39,220)	(24,418)	(13,968)
Net other cash costs	0	0	0
Adjusted EBITDA	1,490	878	553
Amortisation and depreciation	(3)	(5)	0
Interest income	372	278	0
Finance expense	(57)	(97)	0
Total share-based payment expense	0	0	0
Net other	0	0	0
Non-underlying items	0	0	0
Royalties and carbon tax	0	0	0
Profit before tax	1,802	1,054	553
Attributable to:
Sustaining capital expenditure	(5)	(3)	0
Ore reserve development	0	0	0
Growth projects	0	0	0
Total capital expenditure	(5)	(3)	0
Operating segments | US Region/ Stillwater | Recycling | Underground
SEGMENT REPORTING
Total revenue	0	0	0
Cost of sales, before amortisation and depreciation	0	0	0
Operating segments | US Region/ Stillwater | Recycling | Surface
SEGMENT REPORTING
Total revenue	0	0	0
Cost of sales, before amortisation and depreciation	0	0	0
Operating segments | US Region/ Stillwater | Recycling | Recycling
SEGMENT REPORTING
Total revenue	40,710	25,296	14,521
Cost of sales, before amortisation and depreciation	(39,220)	(24,418)	(13,968)
Operating segments | Southern Africa
SEGMENT REPORTING
Total revenue	113,512	82,781	46,223
Cost of sales, before amortisation and depreciation	(54,226)	(43,772)	(36,531)
Net other cash costs	(2,565)	(2,164)	(1,865)
Adjusted EBITDA	56,721	36,845	7,827
Amortisation and depreciation	(5,692)	(4,866)	(4,928)
Interest income	805	786	415
Finance expense	(1,233)	(1,773)	(2,071)
Total share-based payment expense	(310)	(432)	(310)
Net other	(3,121)	(424)	(4,934)
Non-underlying items	(5,153)	(1,385)	(123)
Royalties and carbon tax	(2,718)	(1,770)	(444)
Profit before tax	39,299	26,981	(4,568)
Current taxation	(12,014)	(4,353)	(1,368)
Deferred taxation	(166)	1,198	2,146
Profit for the year	27,119	23,826	(3,790)
Attributable to:
Owners of Sibanye-Stillwater	26,377	22,516	(4,161)
Non-controlling interests (NCI)	742	1,310	371
Sustaining capital expenditure	(3,323)	(2,019)	(1,717)
Ore reserve development	(4,181)	(2,911)	(2,366)
Growth projects	(675)	(264)	(230)
Total capital expenditure	(8,179)	(5,194)	(4,313)
Operating segments | Southern Africa | Underground
SEGMENT REPORTING
Total revenue	102,431	72,054	39,347
Cost of sales, before amortisation and depreciation	(47,422)	(37,916)	(30,919)
Operating segments | Southern Africa | Surface
SEGMENT REPORTING
Total revenue	11,081	10,727	6,876
Cost of sales, before amortisation and depreciation	(6,804)	(5,856)	(5,612)
Operating segments | Southern Africa | Recycling
SEGMENT REPORTING
Total revenue	0	0	0
Cost of sales, before amortisation and depreciation	0	0	0
Operating segments | Southern Africa | SA PGM operations
SEGMENT REPORTING
Total revenue	85,154	54,912	27,579
Cost of sales, before amortisation and depreciation	(31,971)	(24,722)	(18,197)
Net other cash costs	(1,575)	(1,116)	(585)
Adjusted EBITDA	51,608	29,074	8,797
Amortisation and depreciation	(2,515)	(2,072)	(1,919)
Interest income	219	221	146
Finance expense	(666)	(662)	(704)
Total share-based payment expense	(89)	(90)	0
Net other	(4,305)	1,224	(1,513)
Non-underlying items	2	149	259
Royalties and carbon tax	(2,548)	(1,625)	(358)
Profit before tax	41,706	26,219	4,708
Current taxation	(11,745)	(3,861)	(1,305)
Deferred taxation	(367)	958	14
Profit for the year	29,594	23,316	3,417
Attributable to:
Owners of Sibanye-Stillwater	29,360	22,650	3,355
Non-controlling interests (NCI)	234	666	62
Sustaining capital expenditure	(2,019)	(1,052)	(1,202)
Ore reserve development	(1,577)	(1,125)	(1,030)
Growth projects	(203)	(20)	(15)
Total capital expenditure	(3,799)	(2,197)	(2,247)
Operating segments | Southern Africa | SA PGM operations | Underground
SEGMENT REPORTING
Total revenue	81,477	52,142	26,617
Cost of sales, before amortisation and depreciation	(30,430)	(23,551)	(17,208)
Operating segments | Southern Africa | SA PGM operations | Surface
SEGMENT REPORTING
Total revenue	3,677	2,770	962
Cost of sales, before amortisation and depreciation	(1,541)	(1,171)	(989)
Operating segments | Southern Africa | SA PGM operations | Recycling
SEGMENT REPORTING
Total revenue	0	0	0
Cost of sales, before amortisation and depreciation	0	0	0
Operating segments | Southern Africa | Rustenburg operation
SEGMENT REPORTING
Total revenue	31,749	20,429	10,499
Cost of sales, before amortisation and depreciation	(11,464)	(9,588)	(6,467)
Net other cash costs	134	51	(156)
Adjusted EBITDA	20,419	10,892	3,876
Amortisation and depreciation	(885)	(806)	(914)
Interest income	22	27	45
Finance expense	(4,201)	(2,841)	(1,408)
Total share-based payment expense	(35)	(36)	0
Net other	(12,232)	(3,847)	(11,382)
Non-underlying items	4	591	2
Royalties and carbon tax	(1,405)	(924)	(296)
Profit before tax	1,687	3,056	(10,077)
Current taxation	(4,864)	(2,635)	(780)
Deferred taxation	956	98	30
Profit for the year	(2,221)	519	(10,827)
Attributable to:
Owners of Sibanye-Stillwater	(2,221)	519	(10,827)
Non-controlling interests (NCI)	0	0	0
Sustaining capital expenditure	(619)	(326)	(316)
Ore reserve development	(629)	(417)	(501)
Growth projects	0	0	(2)
Total capital expenditure	(1,248)	(743)	(819)
Operating segments | Southern Africa | Rustenburg operation | Underground
SEGMENT REPORTING
Total revenue	29,575	18,521	9,901
Cost of sales, before amortisation and depreciation	(10,454)	(8,732)	(5,692)
Operating segments | Southern Africa | Rustenburg operation | Surface
SEGMENT REPORTING
Total revenue	2,174	1,908	598
Cost of sales, before amortisation and depreciation	(1,010)	(856)	(775)
Operating segments | Southern Africa | Rustenburg operation | Recycling
SEGMENT REPORTING
Total revenue	0	0	0
Cost of sales, before amortisation and depreciation	0	0	0
Operating segments | Southern Africa | Marikana
SEGMENT REPORTING
Total revenue	41,610	26,865	11,188
Cost of sales, before amortisation and depreciation	(16,561)	(13,232)	(8,440)
Net other cash costs	(1,036)	(789)	(300)
Adjusted EBITDA	24,013	12,844	2,448
Amortisation and depreciation	(1,099)	(818)	(500)
Interest income	92	106	31
Finance expense	(328)	(259)	(282)
Total share-based payment expense	(42)	(41)	0
Net other	(985)	2,132	13
Non-underlying items	(1)	(435)	213
Royalties and carbon tax	(1,129)	(691)	(54)
Profit before tax	20,521	12,838	1,869
Current taxation	(4,768)	92	13
Deferred taxation	(1,460)	951	0
Profit for the year	14,293	13,881	1,882
Attributable to:
Owners of Sibanye-Stillwater	14,075	13,230	1,823
Non-controlling interests (NCI)	218	651	59
Sustaining capital expenditure	(1,104)	(515)	(660)
Ore reserve development	(947)	(708)	(529)
Growth projects	(203)	0	0
Total capital expenditure	(2,254)	(1,223)	(1,189)
Operating segments | Southern Africa | Marikana | Underground
SEGMENT REPORTING
Total revenue	41,610	26,865	11,125
Cost of sales, before amortisation and depreciation	(16,561)	(13,232)	(8,440)
Operating segments | Southern Africa | Marikana | Surface
SEGMENT REPORTING
Total revenue	0	0	63
Cost of sales, before amortisation and depreciation	0	0	0
Operating segments | Southern Africa | Marikana | Recycling
SEGMENT REPORTING
Total revenue	0	0	0
Cost of sales, before amortisation and depreciation	0	0	0
Operating segments | Southern Africa | Kroondal
SEGMENT REPORTING
Total revenue	10,293	7,973	5,591
Cost of sales, before amortisation and depreciation	(3,416)	(2,803)	(3,076)
Net other cash costs	(91)	(76)	(103)
Adjusted EBITDA	6,786	5,094	2,412
Amortisation and depreciation	(495)	(410)	(495)
Interest income	97	84	67
Finance expense	(116)	(137)	(147)
Total share-based payment expense	(12)	(13)	0
Net other	248	122	0
Non-underlying items	(1)	(7)	45
Royalties and carbon tax	(14)	(10)	(8)
Profit before tax	6,493	4,723	1,874
Current taxation	(1,885)	(1,300)	(536)
Deferred taxation	56	(34)	(1)
Profit for the year	4,664	3,389	1,337
Attributable to:
Owners of Sibanye-Stillwater	4,664	3,389	1,337
Non-controlling interests (NCI)	0	0	0
Sustaining capital expenditure	(268)	(188)	(213)
Ore reserve development	0	0	0
Growth projects	0	0	0
Total capital expenditure	(268)	(188)	(213)
Operating segments | Southern Africa | Kroondal | Underground
SEGMENT REPORTING
Total revenue	10,293	7,973	5,591
Cost of sales, before amortisation and depreciation	(3,416)	(2,803)	(3,076)
Operating segments | Southern Africa | Kroondal | Surface
SEGMENT REPORTING
Total revenue	0	0	0
Cost of sales, before amortisation and depreciation	0	0	0
Operating segments | Southern Africa | Kroondal | Recycling
SEGMENT REPORTING
Total revenue	0	0	0
Cost of sales, before amortisation and depreciation	0	0	0
Operating segments | Southern Africa | Platinum Mile
SEGMENT REPORTING
Total revenue	1,503	950	301
Cost of sales, before amortisation and depreciation	(531)	(403)	(214)
Net other cash costs	(492)	(241)	(25)
Adjusted EBITDA	480	306	62
Amortisation and depreciation	(31)	(34)	(5)
Interest income	7	3	1
Finance expense	0	0	0
Total share-based payment expense	0	0	0
Net other	34	(14)	1
Non-underlying items	0	0	0
Royalties and carbon tax	0	0	0
Profit before tax	490	261	59
Current taxation	(218)	(15)	0
Deferred taxation	80	(58)	(16)
Profit for the year	352	188	43
Attributable to:
Owners of Sibanye-Stillwater	336	173	39
Non-controlling interests (NCI)	16	15	4
Sustaining capital expenditure	(28)	(23)	(13)
Ore reserve development	0	0	0
Growth projects	0	(20)	(13)
Total capital expenditure	(28)	(43)	(26)
Operating segments | Southern Africa | Platinum Mile | Underground
SEGMENT REPORTING
Total revenue	0	0	0
Cost of sales, before amortisation and depreciation	0	0	0
Operating segments | Southern Africa | Platinum Mile | Surface
SEGMENT REPORTING
Total revenue	1,503	950	301
Cost of sales, before amortisation and depreciation	(531)	(403)	(214)
Operating segments | Southern Africa | Platinum Mile | Recycling
SEGMENT REPORTING
Total revenue	0	0	0
Cost of sales, before amortisation and depreciation	0	0	0
Operating segments | Southern Africa | Mimosa
SEGMENT REPORTING
Total revenue	4,393	3,894	2,343
Cost of sales, before amortisation and depreciation	(1,587)	(1,601)	(1,336)
Net other cash costs	(42)	(59)	(8)
Adjusted EBITDA	2,764	2,234	999
Amortisation and depreciation	(274)	(281)	(219)
Interest income	12	4	2
Finance expense	(5)	(14)	(22)
Total share-based payment expense	0	0	0
Net other	(43)	(16)	(137)
Non-underlying items	0	0	(27)
Royalties and carbon tax	(160)	(135)	(77)
Profit before tax	2,294	1,792	519
Current taxation	(574)	(450)	(136)
Deferred taxation	(18)	(42)	(6)
Profit for the year	1,702	1,300	377
Attributable to:
Owners of Sibanye-Stillwater	1,702	1,300	377
Non-controlling interests (NCI)	0	0	0
Sustaining capital expenditure	(499)	(414)	(343)
Ore reserve development	0	0	0
Growth projects	0	0	0
Total capital expenditure	(499)	(414)	(343)
Operating segments | Southern Africa | Mimosa | Underground
SEGMENT REPORTING
Total revenue	4,393	3,894	2,343
Cost of sales, before amortisation and depreciation	(1,587)	(1,601)	(1,336)
Operating segments | Southern Africa | Mimosa | Surface
SEGMENT REPORTING
Total revenue	0	0	0
Cost of sales, before amortisation and depreciation	0	0	0
Operating segments | Southern Africa | Mimosa | Recycling
SEGMENT REPORTING
Total revenue	0	0	0
Cost of sales, before amortisation and depreciation	0	0	0
Operating segments | Southern Africa | SA gold operations
SEGMENT REPORTING
Total revenue	28,358	27,869	18,644
Cost of sales, before amortisation and depreciation	(22,255)	(19,050)	(18,334)
Net other cash costs	(990)	(1,048)	(1,280)
Adjusted EBITDA	5,113	7,771	(970)
Amortisation and depreciation	(3,177)	(2,794)	(3,009)
Interest income	586	565	269
Finance expense	(567)	(1,111)	(1,367)
Total share-based payment expense	(221)	(342)	(310)
Net other	1,184	(1,648)	(3,421)
Non-underlying items	(5,155)	(1,534)	(382)
Royalties and carbon tax	(170)	(145)	(86)
Profit before tax	(2,407)	762	(9,276)
Current taxation	(269)	(492)	(63)
Deferred taxation	201	240	2,132
Profit for the year	(2,475)	510	(7,207)
Attributable to:
Owners of Sibanye-Stillwater	(2,983)	(134)	(7,516)
Non-controlling interests (NCI)	508	644	309
Sustaining capital expenditure	(1,304)	(967)	(515)
Ore reserve development	(2,604)	(1,786)	(1,336)
Growth projects	(472)	(244)	(215)
Total capital expenditure	(4,380)	(2,997)	(2,066)
Operating segments | Southern Africa | SA gold operations | Underground
SEGMENT REPORTING
Total revenue	20,954	19,912	12,730
Cost of sales, before amortisation and depreciation	(16,992)	(14,365)	(13,711)
Operating segments | Southern Africa | SA gold operations | Surface
SEGMENT REPORTING
Total revenue	7,404	7,957	5,914
Cost of sales, before amortisation and depreciation	(5,263)	(4,685)	(4,623)
Operating segments | Southern Africa | SA gold operations | Recycling
SEGMENT REPORTING
Total revenue	0	0	0
Cost of sales, before amortisation and depreciation	0	0	0
Operating segments | Southern Africa | Driefontein
SEGMENT REPORTING
Total revenue	7,932	6,793	3,303
Cost of sales, before amortisation and depreciation	(5,691)	(4,863)	(4,439)
Net other cash costs	(78)	(66)	(197)
Adjusted EBITDA	2,163	1,864	(1,333)
Amortisation and depreciation	(1,165)	(932)	(920)
Interest income	60	67	60
Finance expense	(99)	(156)	(243)
Total share-based payment expense	(20)	(22)	0
Net other	16	20	18
Non-underlying items	(202)	(27)	(170)
Royalties and carbon tax	(95)	(73)	(17)
Profit before tax	658	741	(2,605)
Current taxation	(13)	(9)	(23)
Deferred taxation	49	(233)	75
Profit for the year	694	499	(2,553)
Attributable to:
Owners of Sibanye-Stillwater	694	499	(2,553)
Non-controlling interests (NCI)	0	0	0
Sustaining capital expenditure	(322)	(187)	(163)
Ore reserve development	(1,177)	(742)	(513)
Growth projects	0	0	0
Total capital expenditure	(1,499)	(929)	(676)
Operating segments | Southern Africa | Driefontein | Underground
SEGMENT REPORTING
Total revenue	7,722	6,793	3,301
Cost of sales, before amortisation and depreciation	(5,559)	(4,863)	(4,429)
Operating segments | Southern Africa | Driefontein | Surface
SEGMENT REPORTING
Total revenue	210	0	2
Cost of sales, before amortisation and depreciation	(132)	0	(10)
Operating segments | Southern Africa | Driefontein | Recycling
SEGMENT REPORTING
Total revenue	0	0	0
Cost of sales, before amortisation and depreciation	0	0	0
Operating segments | Southern Africa | Kloof
SEGMENT REPORTING
Total revenue	9,294	9,795	6,809
Cost of sales, before amortisation and depreciation	(7,844)	(6,880)	(6,873)
Net other cash costs	(83)	(104)	(153)
Adjusted EBITDA	1,367	2,811	(217)
Amortisation and depreciation	(1,064)	(1,092)	(1,201)
Interest income	47	59	53
Finance expense	(85)	(151)	(243)
Total share-based payment expense	(32)	(26)	0
Net other	22	30	31
Non-underlying items	(3,686)	(18)	(35)
Royalties and carbon tax	(46)	(115)	(34)
Profit before tax	(3,477)	1,498	(1,646)
Current taxation	(13)	9	(5)
Deferred taxation	1,158	(322)	150
Profit for the year	(2,332)	1,185	(1,501)
Attributable to:
Owners of Sibanye-Stillwater	(2,332)	1,185	(1,501)
Non-controlling interests (NCI)	0	0	0
Sustaining capital expenditure	(488)	(392)	(238)
Ore reserve development	(930)	(722)	(590)
Growth projects	(198)	(155)	(109)
Total capital expenditure	(1,616)	(1,269)	(937)
Operating segments | Southern Africa | Kloof | Underground
SEGMENT REPORTING
Total revenue	8,089	8,109	5,553
Cost of sales, before amortisation and depreciation	(6,986)	(5,886)	(5,741)
Operating segments | Southern Africa | Kloof | Surface
SEGMENT REPORTING
Total revenue	1,205	1,686	1,256
Cost of sales, before amortisation and depreciation	(858)	(994)	(1,132)
Operating segments | Southern Africa | Kloof | Recycling
SEGMENT REPORTING
Total revenue	0	0	0
Cost of sales, before amortisation and depreciation	0	0	0
Operating segments | Southern Africa | Beatrix
SEGMENT REPORTING
Total revenue	5,343	4,664	3,798
Cost of sales, before amortisation and depreciation	(4,565)	(3,714)	(3,669)
Net other cash costs	(73)	(97)	(180)
Adjusted EBITDA	705	853	(51)
Amortisation and depreciation	(691)	(491)	(640)
Interest income	31	36	31
Finance expense	(82)	(107)	(141)
Total share-based payment expense	(21)	(19)	0
Net other	33	28	13
Non-underlying items	(1,290)	(40)	(112)
Royalties and carbon tax	(29)	(46)	(31)
Profit before tax	(1,344)	214	(931)
Current taxation	(7)	(5)	(13)
Deferred taxation	233	(89)	90
Profit for the year	(1,118)	120	(854)
Attributable to:
Owners of Sibanye-Stillwater	(1,118)	120	(854)
Non-controlling interests (NCI)	0	0	0
Sustaining capital expenditure	(164)	(93)	(71)
Ore reserve development	(497)	(322)	(233)
Growth projects	(7)	0	(2)
Total capital expenditure	(668)	(415)	(306)
Operating segments | Southern Africa | Beatrix | Underground
SEGMENT REPORTING
Total revenue	5,143	4,500	3,577
Cost of sales, before amortisation and depreciation	(4,447)	(3,616)	(3,525)
Operating segments | Southern Africa | Beatrix | Surface
SEGMENT REPORTING
Total revenue	200	164	221
Cost of sales, before amortisation and depreciation	(118)	(98)	(144)
Operating segments | Southern Africa | Beatrix | Recycling
SEGMENT REPORTING
Total revenue	0	0	0
Cost of sales, before amortisation and depreciation	0	0	0
Operating segments | Southern Africa | Cooke
SEGMENT REPORTING
Total revenue	999	1,040	828
Cost of sales, before amortisation and depreciation	(808)	(671)	(617)
Net other cash costs	(611)	(642)	(569)
Adjusted EBITDA	(420)	(273)	(358)
Amortisation and depreciation	(11)	(14)	(15)
Interest income	22	45	40
Finance expense	(63)	(100)	(74)
Total share-based payment expense	0	0	0
Net other	92	36	(114)
Non-underlying items	(3)	(4)	(7)
Royalties and carbon tax	(5)	(5)	(4)
Profit before tax	(388)	(315)	(532)
Current taxation	0	0	0
Deferred taxation	0	0	0
Profit for the year	(388)	(315)	(532)
Attributable to:
Owners of Sibanye-Stillwater	(388)	(315)	(532)
Non-controlling interests (NCI)	0	0	0
Sustaining capital expenditure	0	0	0
Ore reserve development	0	0	0
Growth projects	0	0	0
Total capital expenditure	0	0	0
Operating segments | Southern Africa | Cooke | Underground
SEGMENT REPORTING
Total revenue	0	0	21
Cost of sales, before amortisation and depreciation	0	0	(16)
Operating segments | Southern Africa | Cooke | Surface
SEGMENT REPORTING
Total revenue	999	1,040	807
Cost of sales, before amortisation and depreciation	(808)	(671)	(601)
Operating segments | Southern Africa | Cooke | Recycling
SEGMENT REPORTING
Total revenue	0	0	0
Cost of sales, before amortisation and depreciation	0	0	0
Operating segments | Southern Africa | DRD- GOLD
SEGMENT REPORTING
Total revenue	4,790	5,051	3,621
Cost of sales, before amortisation and depreciation	(3,347)	(2,922)	(2,736)
Net other cash costs	(40)	(44)	(31)
Adjusted EBITDA	1,403	2,085	854
Amortisation and depreciation	(188)	(202)	(172)
Interest income	222	178	64
Finance expense	(60)	(58)	(73)
Total share-based payment expense	(19)	(141)	(64)
Net other	22	30	81
Non-underlying items	0	(1)	5
Royalties and carbon tax	0	0	0
Profit before tax	1,380	1,891	695
Current taxation	(263)	(492)	(69)
Deferred taxation	(77)	(97)	(130)
Profit for the year	1,040	1,302	496
Attributable to:
Owners of Sibanye-Stillwater	527	659	189
Non-controlling interests (NCI)	513	643	307
Sustaining capital expenditure	(330)	(295)	(43)
Ore reserve development	0	0	0
Growth projects	(47)	(46)	(39)
Total capital expenditure	(377)	(341)	(82)
Operating segments | Southern Africa | DRD- GOLD | Underground
SEGMENT REPORTING
Total revenue	0	0	0
Cost of sales, before amortisation and depreciation	0	0	0
Operating segments | Southern Africa | DRD- GOLD | Surface
SEGMENT REPORTING
Total revenue	4,790	5,051	3,621
Cost of sales, before amortisation and depreciation	(3,347)	(2,922)	(2,736)
Operating segments | Southern Africa | DRD- GOLD | Recycling
SEGMENT REPORTING
Total revenue	0	0	0
Cost of sales, before amortisation and depreciation	0	0	0
Material reconciling items
SEGMENT REPORTING
Total revenue	(371)	(543)	(162)
Cost of sales, before amortisation and depreciation	0	0	0
Net other cash costs	0	0	0
Adjusted EBITDA	(371)	(543)	(162)
Amortisation and depreciation	0	0	0
Interest income	15	0	0
Finance expense	(309)	(322)	(311)
Total share-based payment expense	0	0	0
Net other	51	0	0
Non-underlying items	(98)	(72)	(369)
Royalties and carbon tax	0	0	0
Profit before tax	(712)	(937)	(842)
Current taxation	(70)	(45)	0
Deferred taxation	0	0	0
Profit for the year	(782)	(982)	(842)
Attributable to:
Owners of Sibanye-Stillwater	(782)	(982)	(842)
Non-controlling interests (NCI)	0	0	0
Sustaining capital expenditure	0	0	0
Ore reserve development	0	0	0
Growth projects	0	0	0
Total capital expenditure	0	0	0
Material reconciling items | Underground
SEGMENT REPORTING
Total revenue	(371)	(543)	(162)
Cost of sales, before amortisation and depreciation	0	0	0
Material reconciling items | Surface
SEGMENT REPORTING
Total revenue	0	0	0
Cost of sales, before amortisation and depreciation	0	0	0
Material reconciling items | Recycling
SEGMENT REPORTING
Total revenue	0	0	0
Cost of sales, before amortisation and depreciation	0	0	0
Material reconciling items | Southern Africa | Underground
SEGMENT REPORTING
Cost of sales, before amortisation and depreciation	0	0	0
Material reconciling items | Southern Africa | Surface
SEGMENT REPORTING
Cost of sales, before amortisation and depreciation	0	0	0
Material reconciling items | Southern Africa | Recycling
SEGMENT REPORTING
Cost of sales, before amortisation and depreciation	0	0	0
Material reconciling items | Southern Africa | SA PGM operations
SEGMENT REPORTING
Total revenue	(4,394)	(5,199)	(2,343)
Cost of sales, before amortisation and depreciation	1,588	2,905	1,336
Net other cash costs	(48)	(2)	7
Adjusted EBITDA	(2,854)	(2,296)	(1,000)
Amortisation and depreciation	269	277	214
Interest income	(11)	(3)	0
Finance expense	3,984	2,589	1,155
Total share-based payment expense	0	0	0
Net other	8,673	2,847	9,992
Non-underlying items	0	0	26
Royalties and carbon tax	160	135	77
Profit before tax	10,221	3,549	10,464
Current taxation	564	447	134
Deferred taxation	19	43	7
Profit for the year	10,804	4,039	10,605
Attributable to:
Owners of Sibanye-Stillwater	10,804	4,039	10,606
Non-controlling interests (NCI)	0	0	(1)
Sustaining capital expenditure	499	414	343
Ore reserve development	(1)	0	0
Growth projects	0	0	0
Total capital expenditure	498	414	343
Material reconciling items | Southern Africa | SA PGM operations | Underground
SEGMENT REPORTING
Total revenue	(4,394)	(5,111)	(2,343)
Cost of sales, before amortisation and depreciation	1,588	2,817	1,336
Material reconciling items | Southern Africa | SA PGM operations | Surface
SEGMENT REPORTING
Total revenue	0	(88)	0
Cost of sales, before amortisation and depreciation	0	88	0
Material reconciling items | Southern Africa | SA PGM operations | Recycling
SEGMENT REPORTING
Total revenue	0	0	0
Cost of sales, before amortisation and depreciation	0	0	0
Material reconciling items | Southern Africa | SA gold operations
SEGMENT REPORTING
Total revenue	0	526	285
Cost of sales, before amortisation and depreciation	0	0	0
Net other cash costs	(105)	(95)	(150)
Adjusted EBITDA	(105)	431	135
Amortisation and depreciation	(58)	(63)	(61)
Interest income	204	180	21
Finance expense	(178)	(539)	(593)
Total share-based payment expense	(129)	(134)	(246)
Net other	999	(1,792)	(3,450)
Non-underlying items	26	(1,444)	(63)
Royalties and carbon tax	5	94	0
Profit before tax	764	(3,267)	(4,257)
Current taxation	27	5	47
Deferred taxation	(1,162)	981	1,947
Profit for the year	(371)	(2,281)	(2,263)
Attributable to:
Owners of Sibanye-Stillwater	(366)	(2,282)	(2,265)
Non-controlling interests (NCI)	(5)	1	2
Sustaining capital expenditure	0	0	0
Ore reserve development	0	0	0
Growth projects	(220)	(43)	(65)
Total capital expenditure	(220)	(43)	(65)
Material reconciling items | Southern Africa | SA gold operations | Underground
SEGMENT REPORTING
Total revenue	0	510	278
Material reconciling items | Southern Africa | SA gold operations | Surface
SEGMENT REPORTING
Total revenue	0	16	7
Material reconciling items | Southern Africa | SA gold operations | Recycling
SEGMENT REPORTING
Total revenue	R 0	R 0	R 0